Deferred Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Recognition of deferred revenues	$ 1,644	$ 746
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Service period of the performance obligations	5 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Service period of the performance obligations	27 months